Premises and Equipment - Schedule of Minimum Future Annual Rent Commitments (Detail) $ in Thousands	Dec. 31, 2016 USD ($)
Property, Plant and Equipment [Abstract]
2017	$ 15,927
2018	14,981
2019	13,980
2020	12,742
2021	10,906
2022 and thereafter	37,527
Total	$ 106,063